Investment Strategy	Dec. 19, 2025
Invesco S&P 500 Enhanced Value ETF | Invesco S&P 500 Enhanced Value ETF
Prospectus [Line Items]
Strategy [Heading]	4.) Principal Investment Strategies Change.
Strategy Narrative [Text Block]

The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is designed to measure the performance of 100 securities within the S&P 500® Index that have the highest quality, value and momentum multi-factor scores, as determined by the Index Provider. To construct the New Underlying Index, each security in the S&P 500® Index is assigned a separate “style score” for each of the three factors (i.e., quality, value and momentum), based on certain specific characteristics of the issuer. Next, a combined “multi-factor” score is generated for each security in the S&P 500® Index, calculated for each constituent by taking the average of the underlying quality, value and momentum scores. Securities are ranked by their multi-factor score, and the 100 securities with the highest multi-factor scores are selected for inclusion in the New Underlying Index. The component securities of the New Underlying Index are weighted by the product of their float-adjusted market capitalization and their multi-factor score. The maximum weight of each component is capped at the lower of 5% and 20 times its market capitalization weight in the S&P 500® Index, and each stock’s weight is floored at 0.05%. The maximum weight of any given GICS sector is 40%. The New Underlying Index is rebalanced semi-annually, effective after market close on the third Friday of June and December.

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Invesco KBW Regional Banking ETF | Invesco KBW Regional Banking ETF
Prospectus [Line Items]
Strategy [Heading]	4.) Principal Investment Strategies Change.
Strategy Narrative [Text Block]

The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is designed to track the companies that, in the view of the Index Provider, provide essential services and technologies to the global financial system utilizing research from Bloomberg Intelligence (“BI”) (an affiliate of the Index Provider) and industry classifications pursuant to the Bloomberg Industry Classification Standard (“BICS”). To be eligible for inclusion in the New Underlying Index, a security must (i) be part of the Bloomberg developed markets universe (which as of the date of this document, consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States); (ii) be classified by the Index Provider pursuant to BICS as a “financial information services” company or a “security & commodity exchanges” company, or be classified by BI as a “enterprise fintech” company within BI’s capital markets category; (iii) qualify as a large-, mid-, or small-capitalization company based on metrics developed by the Index Provider; (iv) have minimum free float market capitalization of $500 million; and (v) have a minimum 90-day average daily value traded of $5 million. Each security is weighted based on its modified market capitalization. The maximum weight of each security is generally capped at 4.5% of the New Underlying Index. The New Underlying Index is rebalanced quarterly after the close of trading on the third Friday of January, April, July and October.

6.) Non-Fundamental Investment Policy. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowing for investment purposes) in the particular types of securities, and/or in securities of companies operating in the particular industries or economic sectors, that are suggested by the Fund’s name (e.g., securities of regional banking companies) (the “80% investment policy”). In connection with the Fund’s name change, the Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowing for investment purposes) in securities of financial data provider companies. The Fund considers the securities of financial data provider companies to be those securities that comprise the New Underlying Index. Therefore, the Fund anticipates meeting its 80% investment policy because it will generally invest at least 90% of its total assets in securities that comprise the New Underlying Index, in accordance with its principal investment strategies.

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Invesco Fundamental High Yield Corporate Bond ETF | Invesco Fundamental High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	4.) Principal Investment Strategies Change.
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is comprised of U.S. dollar denominated fixed-rate corporate bonds that were previously rated “investment grade” and have been downgraded to “high yield” based on ratings of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”). The bonds eligible for inclusion in the New Underlying Index are U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the Index Provider; (ii) previously had a rating of “investment grade” (as determined by the Index Provider); (iii) currently are rated “high yield,” and have a rating of B1/B+/B+ or higher (up to the maximum rating of Ba1/BB+/BB+); (iv) have at least $300 million of outstanding face value; (v) have a fixed-rate coupon; and (vi) have at least one year to final maturity. The Index Provider considers securities to be classified as “high yield” if the middle rating of Moody’s, S&P and Fitch” is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used; when a rating from only one agency is available, that rating is used to determine eligibility. The process of weighting the bonds in the New Underlying Index involves a “tilting” calculation that is based on the time since a bond’s rating was downgraded from “investment grade.” Based on the New Underlying Index methodology, bonds that have been downgraded in the last 12 months have the highest relative weightings in the New Underlying Index, while bonds with 24 or more months since being downgraded have the lowest relative weightings. The New Underlying Index is rebalanced monthly, after the close of trading on the last business day of each month.

6.) Non-Fundamental Investment Policy Change. The Fund’s non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowing for investment purposes, in the particular types of securities, and/or in securities of companies operating in the particular industries, economic sectors, countries or geographical regions, that are suggested by the Fund’s name (e.g., high yield corporate bonds) will be deleted.

7.) Unitary Management Fee Reduction. The Fund’s annual unitary management fee will be reduced to 0.23% of the Fund’s average daily net assets.

Please Retain This Supplement For Future Reference.